Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Predecessor) (Details)	12 Months Ended
Dec. 31, 2024 Segment
Robin Energy Ltd. Predecessor [Member]
Segment Information [Abstract]
Number of reportable segments	1